Share Based Compensation - Schedule of Fair Value Per SAR at Date of Grant (Detail) - Stock Appreciation Rights (SARs) [Member] - ₨ / shares	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares, Granted	80,000	1,970,000
Weighted average exercise price, Granted	₨ 2,056	₨ 752
SAR Grants On July 18, 2019 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Date of grant	Jul. 18, 2019
Number of shares, Granted	200,000
Weighted average exercise price, Granted	₨ 722
Vesting period	Feb. 29, 2020
Valuation used	Market price
SAR Grants On July 18, 2019 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Date of grant	Jul. 18, 2019
Number of shares, Granted	1,600,000
Weighted average exercise price, Granted	₨ 722
Valuation used	Market price
SAR Grants On July 18, 2019 [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	Mar. 31, 2020
SAR Grants On July 18, 2019 [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	Jul. 31, 2027
SAR Grants On March 30, 2020 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Date of grant	Mar. 30, 2020
Number of shares, Granted	170,000
Weighted average exercise price, Granted	₨ 1,069
Valuation used	Market price
SAR Grants On March 30, 2020 [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	Mar. 31, 2021
SAR Grants On March 30, 2020 [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	Mar. 31, 2024
SAR Grants On March 31, 2021 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Date of grant	Mar. 31, 2021
Number of shares, Granted	80,000
Weighted average exercise price, Granted	₨ 2,056
Valuation used	Market price
SAR Grants On March 31, 2021 [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	Mar. 31, 2022
SAR Grants On March 31, 2021 [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	Mar. 31, 2025